Floating Rate Capital Debt - Additional Information (Detail) (USD $) In Millions, except Per Share data, unless otherwise specified	12 Months Ended					1 Months Ended	12 Months Ended	1 Months Ended			12 Months Ended	1 Months Ended
	Dec. 31, 2013 Tier I 2014	Dec. 31, 2013 Tier I 2015	Dec. 31, 2013 Tier I Thereafter	Dec. 31, 2013 Tier II 2014	Dec. 31, 2013 Tier II Thereafter	Jan. 31, 1997 NTC Capital I Subordinated Debentures Due January 15th 2027	Dec. 31, 2013 NTC Capital I Subordinated Debentures Due January 15th 2027	Jan. 31, 1997 NTC Capital I Subordinated Debentures Due January 15th 2027 Group Two	Jan. 31, 1997 NTC Capital I Subordinated Debentures Due January 15th 2027 Group One	Apr. 30, 1997 NTC Capital II Subordinated Debentures Due April 15th 2027	Dec. 31, 2013 NTC Capital II Subordinated Debentures Due April 15th 2027	Apr. 30, 1997 NTC Capital II Subordinated Debentures Due April 15th 2027 Group Two	Apr. 30, 1997 NTC Capital II Subordinated Debentures Due April 15th 2027 Group One
Debt Instrument [Line Items]
Floating Rate Capital Securities, issued						$ 150				$ 120
Floating Rate Capital Securities, terms of issue						The Series A Securities were issued at a discount to yield 60.5 basis points above the three-month London Interbank Offered Rate (LIBOR) and are due January 15, 2027.				The Series B Securities were issued at a discount to yield 67.9 basis points above the three-month LIBOR and are due April 15, 2027.
Debt instrument, basis spread on variable rate								0.52%	0.605%			0.59%	0.679%
Floating Rate Capital Securities, due date						Jan. 15, 2027				Apr. 15, 2027
Phased out period for tier 1 regulatory capital treatment of securities							3 years				3 years
Start date of phased out period for tier 1 regulatory capital treatment of securities							Jan. 01, 2013				Jan. 01, 2013
Phase out of tier capital treatment percentage	50.00%	75.00%	100.00%	80.00%
Phase out of tier capital treatment annual incremental percentage					10.00%
Liquidation amount per Security						$ 1,000				$ 1,000
Interest rate on the securities						Three-month LIBOR plus 0.52%				Three-month LIBOR plus 0.59%
Maximum consecutive periods on the deferred payment of interest						20Q				20Q